Leases	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Leases
15.	Leases

The Group as a lessor

The Group entered into lease agreements as lessor with both third parties and related parties.

	For the years ended December 31,
	2019	2020	2021
Rental Income:
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	1,619,048	914,287	152,382
Grocery stores	952,381	104,761	76,191
Total	3,325,714	1,773,333	982,858

The third parties rented the school non-education space mainly for grocery stores, which sell mainly stationary or snacks etc. to students which were operated directly by the lessee, and the lease term ended in August, 2021.

The Group leased certain non-education space to the related party, Lishui Yuanmeng Training Company Limited from December 1, 2016 to February 28, 2021. In addition, the Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal on November, 2018, and the lease term ended in January 2022 (Note 17).

The Group as a lessee

The Group entered into lease agreements as lessee with third parties for the operation of Qingtian International School, and all payments have been paid upfront. For the years ended December 31, 2019, 2020 and 2021, lease expenses were nil, nil and RMB238,251.